SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of reportable segments

	For the year ended December 31, 2025
By Business Unit	Investment holding	IT	Total

Revenue	$–	$9,842	$9,842
Cost of revenue	–	(313,285)	(313,285)
Depreciation and amortization	–	(6,781)	(6,781)
Net loss before taxation	(147,494)	(485,947)	(633,441)

Total assets	$–	$18,236	$18,236

	For the year ended December 31, 2024
By Business Unit	Investment holding	IT	Total

Revenue	$–	$715,288	$715,288
Cost of revenue	–	(573,932)	(573,932)
Depreciation and amortization	–	(29,157)	(29,157)
Net (loss) profit before taxation	(160,896)	140,023	(20,873)

Total assets	$–	$266,834	$266,834

	For the year ended December 31, 2025
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	$–	$9,842	$9,842
Cost of revenue	–	–	–	(313,285)	(313,285)
Depreciation and amortization	–	–	–	(6,781)	(6,781)
Net loss before taxation	–	(147,494)	(8,588)	(477,359)	(633,441)

Total assets	$–	$–	$2,403	$15,833	$18,236

	For the year ended December 31, 2024
By Country	United States	British Virgin Islands	Bangladesh	Malaysia	Total

Revenue	$–	$–	$(1,898)	$717,186	$715,288
Cost of revenue	–	–	(2,176)	(571,756)	(573,932)
Depreciation and amortization	–	–	–	(29,157)	(29,157)
Net (loss) profit before taxation	(129,121)	(31,775)	(32,566)	172,589	(20,873)

Total assets	$–	$–	$2,485	$264,349	$266,834